Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Options
We apply the following assumptions in our Black-Scholes-Merton Model option-pricing formula:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Expected term (in years)	3.0 - 10.0	1.0 - 10.0	1.0 - 10.0
Risk-free interest rate	1.32% - 2.41%	0.71% - 2.51%	0.26% - 2.42%
Expected volatility	38% - 55%	38% - 64%	32% - 64%
Expected dividend yield	0%	0%	0%

Summary of Option Activity Under Stock Plans
A summary of option activity under our stock option plans as of December 31, 2017, and the changes during the year is presented below:

Options	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2016	34,640,514	$10.18	6.79	$32,984
Granted	2,131,500	$7.50
Exercised	(1,298,704)	$3.01
Forfeited	(2,735,813)	$11.75
Expired	(1,438,112)	$11.84
Outstanding at December 31, 2017	31,299,385	$10.08	6.37	$1,886
Vested and expected to vest at December 31, 2017	29,484,888	$10.04	6.27	$1,886
Exercisable at December 31, 2017	18,697,466	$9.59	5.26	$1,886